Financial Assets at Amortized Cost-2018 - Schedule of Financial Assets at Amortized Cost (Detail) - Dec. 31, 2018 $ in Millions, $ in Millions	TWD ($)	USD ($)
Disclosure of financial assets [line items]
Less: Allowance for impairment loss	$ (8.2)
Financial assets at amortized cost	21,805.9
Current portion	14,277.6	$ 466.4
Noncurrent portion	7,528.3	$ 245.9
Corporate bonds [member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	19,520.0
Commercial paper [member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	$ 2,294.1